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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    RESEARCH
                                      FUND

                                      PATMX
                                  Ticker Symbol


                                     Annual
                                     Report

                                    12/31/07




                                  [LOGO]PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                       2

Portfolio Management Discussion                                             4

Portfolio Summary                                                           8

Prices and Distributions                                                    9

Performance Update                                                         10

Comparing Ongoing Fund Expenses                                            14

Schedule of Investments                                                    16

Financial Statements                                                       24

Notes to Financial Statements                                              32

Report of Independent Registered Public Accounting Firm                    41

Approval of Investment Advisory Agreement                                  42

Trustees, Officers and Service Providers                                   46

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

In the following interview, John Peckham, CFA, Head of U.S. Equity Research and a member of the Pioneer Research Fund team, discusses the factors that influenced the Fund's performance during the 12-month period ended December 31, 2007.

Q:  How did the U.S. stock market perform during the past year?

A: Large-cap U.S. equities delivered a positive total return during 2007, masking the dramatic shift in the investment backdrop that occurred at mid-year. During the first half of the year, an environment of strong corporate earnings, ample liquidity, and frenzied takeover activity provided a strong underpinning for stock prices. This positive backdrop quickly took a turn for the worse in August, when the growing subprime mortgage crisis dampened investor sentiment and set the stage for a negative return for stocks in the second half of 2007. As the year drew to a close, investors remained on edge due to widespread concerns about banks' increasingly restrictive lending practices, weaker corporate earnings, and the growing possibility of a recession in 2008. Still, the -1.37% return for the Standard and Poor's 500 Stock Index (the S&P 500) over the last six months of 2007 was not enough to outweigh its positive first half return, and the index finished the year in the black.

Q:  How did the Fund perform in relation to its benchmark and peer group?

A: The Class A shares of the Fund produced a total return of 6.98% at net asset value during the 12-month period ended December 31, 2007, outpacing the 5.49% return of the benchmark S&P 500 Index over the same time frame. The Fund also outperformed the 5.73% average return of the 835 funds in its Lipper peer group, Large Cap Core Funds, over the same 12-month period. We are pleased that the Fund maintained its performance advantage throughout the entire calendar year, a period that encompassed both up and down markets. In our view, that helps illustrate the effectiveness of a research-based approach through all types of market environments.

    On a longer-term basis, the Fund continues to compare well against both its benchmark and peers: its Class A shares have outperformed the S&P 500 over both the three- and five-year periods through December 31, 2007, and have placed in the top

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    21% and 18% of the Lipper peer group, respectively, during the same time frames.

    We believe the Fund's strong performance is the result of our disciplined investment process. To review, we manage the portfolio with an emphasis on stock selection, and we do not attempt to predict the outlook for the economy, the market, or individual sectors. Instead, we pick individual stocks based on fundamental research - the area in which we believe we can add the most value. We strive to keep the Fund's sector weightings as close to the S&P 500 as possible, meaning that the Fund's performance is almost entirely the result of the quality of our research.

    Please call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What specific factors helped the Fund's performance during the 12-month reporting period?

A: First, we want to highlight the success of our efforts in managing risk. The key to the Fund's outperformance during the past year was not just finding stocks that would do well; it was also about avoiding the many stocks whose vast underperformance would have torpedoed the entire portfolio. While the Fund did in fact hold some stocks that did not perform well, we were quick to exit the positions rather than sustaining further losses. We believe this was an important factor in the Fund's outperformance of its benchmark and peers during 2007.

    We also are pleased with the success of our stock selection amid a potentially challenging environment. The Fund's stock picks outperformed the corresponding benchmark components in eight of 10 sectors and in 16 of 24 industries.

    The Fund generated the best performance relative to the benchmark within the utilities sector, where our investments in Public Service Enterprise Group and NRG Energy each delivered

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

    gains north of 50%. Both companies have high leverage to power prices in their respective regions. This factor has enabled each of them to benefit as a tighter supply-and-demand backdrop has caused prices to rise.

    The pharmaceutical and biotechnology area was also a source of strength for the Fund. Teva Pharmaceutical, whose shares rose over 40% during the year on the strength of the rapidly-growing market for generic drugs, was a leading contributor in this area. Also adding value was Schering Plough, which rose as investors grew more enthusiastic about its strong pipeline of drugs in development; and Merck, which benefited from better-than-expected earnings, the settlement of the litigation surrounding its painkiller Vioxx, and the introduction of its cervical cancer vaccine.

    Our stock picks in the energy sector performed very well on an absolute basis and outpaced the return of the energy stocks within the S&P 500 during the year. A leading contributor was the oil services company Weatherford International, which at the time of our purchase was trading at a large valuation discount to its industry peers. Weatherford generates a substantial portion of its revenues overseas, and this has allowed the company to take advantage of the rapidly rising demand for energy services outside of the United States. As a result, its valuation discount began to close during the past year. Rounding out the list of top contributors was Hess, which has had success in its exploration efforts and holds promising properties in the Gulf of Mexico and Brazil.

Q:  What elements of the Fund's positioning detracted from performance?

A: The two largest areas of underperformance for the Fund in 2007 were financials and information technology. In financials, the most significant detractor was Merrill Lynch. This is a stock we were simply wrong about, particularly with respect to our analysis of its exposure to the subprime crisis. We elected to sell Merrill in early November. Similarly, we were wrong about Citigroup, and we subsequently sold that position as well. Also detracting from performance was a position in First Marblehead, which securitizes and services student loans. Although the market for student loans remains strong, the market for loan securitizations has not - a development that has weighed on First Marblehead's earnings. We

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    continue to hold the stock in the Fund, based on our view that the company will again be able to deliver robust earnings growth once the market for securitized loans recovers. On the plus side, the Fund held positions in Bank of New York Mellon, plus asset managers Franklin Resources and Federated Investors, all of which outperformed.

    In technology, the Fund lagged the benchmark in the software/ services industry group, where our position in Macrovision plunged in early December after the company announced an acquisition that is expected to be dilutive to near-term earnings. We also made the mistake of investing in Yahoo and not owning Google, believing the relative valuation of the former was more attractive. Google vastly outperformed, however, and so this element of our positioning weighed on the Fund's performance relative to the benchmark. Also in technology, we underperformed in the hardware segment due to our early sale of Apple Computer and our lack of a position in Research in Motion. Both stocks were among the top performers in the market during 2007. Positions in Cisco Systems and Network Appliance, both of which lagged the broader tech sector, also detracted from performance.

Q:  Do you have any closing thoughts for shareholders?

A: It appears that the year ahead could prove challenging for the U.S. equity market. Most significant among the potential roadblocks is the downturn in corporate earnings, which in our view will make individual stock selection a more important element of potential outperformance than it has been in many years. However, if the economy performs better than investors are expecting - thereby leading to rising earnings estimates - there could be significant upside in the market. In an environment that offers both challenges and opportunities, we believe our disciplined, research-focused, and sector-neutral approach can continue to demonstrate its effectiveness.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              93.3%
Temporary Cash Investments                       3.6%
International Common Stocks                      2.7%
Depositary Receipts for International Stocks     0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                      18.1%
Information Technology                          16.4%
Energy                                          12.9%
Health Care                                     11.7%
Industrials                                     11.6%
Consumer Staples                                10.2%
Consumer Discretionary                           8.5%
Utilities                                        3.6%
Telecommunication Services                       3.5%
Materials                                        3.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Chevron Corp.                           3.88%
    2.   Microsoft Corp.                         2.96
    3.   Franklin Resources, Inc.                2.47
    4.   Verizon Communications, Inc.            2.36
    5.   Apache Corp.                            2.33
    6.   Royal Dutch Shell Plc                   2.29
    7.   3M Co.                                  2.26
    8.   Cisco Systems, Inc.                     2.16
    9.   Corning, Inc.                           2.04
   10.   Altria Group, Inc.                      2.00

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Research Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class         12/31/07         12/31/06
-------        --------         --------
    A           $10.09          $11.23
    B           $ 9.52          $10.73
    C           $ 9.60          $10.80
    Y           $10.19          $11.31

Distributions Per Share
-----------------------------------------------------------------------------


                          From 1/1/07 - 12/31/07
                               Short-Term        Long-Term
 Class         Dividends     Capital Gains     Capital Gains
-------        ---------     -------------     -------------
    A          $0.0522          $0.2538           $1.6448
    B          $    --          $0.2538           $1.6448
    C          $    --          $0.2538           $1.6448
    Y          $0.1022          $0.2538           $1.6448

-----------------------------------------------------------------------------
INDEX DEFINITIONS
-----------------------------------------------------------------------------

   The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

   The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer           Standard & Poor's
              Research Fund            500 Index
11/99              9425                  10000
                  10067                  10588
12/00              9532                   9624
                   8216                   8481
12/02              6355                   6608
                   7920                   8502
12/04              8821                   9426
                   9456                   9889
12/06             10885                  11450
12/07             11645                  12078

Average Annual Total Returns
(As of December 31, 2007)

                                            Net Asset        Public Offering
Period                                     Value (NAV)         Price (POP)
Life-of-Class
(11/18/99)                                     2.48%               1.74%
5 Years                                       12.88               11.54
1 Year                                         6.98                0.79
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                               Gross                Net
                                               1.43%               1.25%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer           Standard & Poor's
               Research Fund            500 Index
11/99              10000                  10000
                   10669                  10588
12/00              10030                   9624
                    8570                   8481
12/02               6592                   6608
                    8144                   8502
12/04               9000                   9426
                    9558                   9889
12/06              10900                  11450
12/07              11569                  12078

Average Annual Total Returns
(As of December 31, 2007)

                                               If                    If
Period                                        Held                Redeemed
Life-of-Class
(11/18/99)                                     1.64%                1.64%
5 Years                                       11.91                11.91
1 Year                                         6.14                 2.59
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                               Gross                  Net
                                               2.18%                2.15%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer         Standard & Poor's
                   Research Fund          500 Index
11/99                  10000                10000
                       10668                10588
12/00                  10030                 9624
                        8583                 8481
12/02                   6609                 6608
                        8168                 8502
12/04                   9033                 9426
                        9590                 9889
12/06                  10937                11450
12/07                  11615                12078

Average Annual Total Returns
(As of December 31, 2007)

                                               If                  If
Period                                        Held              Redeemed
Life-of-Class
(11/19/99)                                     1.71%               1.71%
5 Years                                       11.94               11.94
1 Year                                         6.20                6.20
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                               Gross                Net
                                               2.23%               2.15%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer             Standard & Poor's
                 Research Fund              500 Index
11/99                10000                    10000
                     10678                    10588
12/00                10111                     9624
                      8715                     8481
12/02                 6741                     6608
                      8401                     8502
12/04                 9364                     9426
                     10053                     9889
12/06                11590                    11450
12/07                12466                    12078

Average Annual Total Returns
(As of December 31, 2007)

                                                If                 If
Period                                         Held             Redeemed
Life-of-Class
(11/18/99)                                     2.60%               2.60%
5 Years                                       13.08               13.08
1 Year                                         7.56                7.56
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                               Gross                Net
                                               0.94%               0.94%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

Share Class                             A              B              C              Y
-------------------------------------------------------------------------------------------
Beginning Account Value             $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/07

Ending Account Value                $  979.13      $  975.10      $  974.49      $  981.03
On 12/31/07

Expenses Paid During Period*        $    6.04      $   10.31      $    9.65      $    3.70

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, 2.07%, 1.94%, and 0.74% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from July 1, 2007 through December 31, 2007.

Share Class                             A              B              C              Y
-------------------------------------------------------------------------------------------
Beginning Account Value             $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 7/1/07

Ending Account Value                $1,019.11      $1,014.77      $1,015.43      $1,021.48
On 12/31/07

Expenses Paid During Period*        $    6.16      $   10.51      $    9.86      $    3.77

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, 2.07%, 1.94%, and 0.74% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

 Shares                                                                Value
             COMMON STOCKS - 97.5%
             Energy - 12.5%
             Integrated Oil & Gas - 7.6%
 76,283      Chevron Corp.                                      $  7,119,492
 10,218      Hess Corp.                                            1,030,587
 99,779      Royal Dutch Shell Plc                                 4,188,801
 34,276      USX-Marathon Group, Inc.                              2,086,037
                                                                ------------
                                                                $ 14,424,917
                                                                ------------
             Oil & Gas Equipment & Services - 1.0%
 27,608      Weatherford International, Inc.*                   $  1,893,909
                                                                ------------
             Oil & Gas Exploration & Production - 2.3%
 39,779      Apache Corp.                                       $  4,277,834
                                                                ------------
             Oil & Gas Storage & Transportation - 1.6%
176,800      El Paso Corp.                                      $  3,048,032
                                                                ------------
             Total Energy                                       $ 23,644,692
                                                                ------------
             Materials - 3.4%
             Aluminum - 0.8%
 40,529      Alcoa, Inc.                                        $  1,481,335
                                                                ------------
             Diversified Chemical - 0.6%
 30,482      Dow Chemical Co.                                   $  1,201,600
                                                                ------------
             Diversified Metals & Mining - 1.0%
 17,482      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  1,790,856
                                                                ------------
             Industrial Gases - 0.6%
 12,900      Praxair, Inc.                                      $  1,144,359
                                                                ------------
             Steel - 0.4%
 12,103      Nucor Corp.                                        $    716,740
                                                                ------------
             Total Materials                                    $  6,334,890
                                                                ------------
             Capital Goods - 9.5%
             Aerospace & Defense - 2.5%
 25,814      Northrop Grumman Corp.*                            $  2,030,013
 35,130      United Technologies Corp.                             2,688,850
                                                                ------------
                                                                $  4,718,863
                                                                ------------
             Construction & Engineering - 1.1%
 52,104      KBR, Inc.*                                         $  2,021,635
                                                                ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                   Value
            Electrical Component & Equipment - 2.3%
41,988      Rockwell International Corp.          $  2,895,492
30,371      Thomas & Betts Corp.*                    1,489,394
                                                  ------------
                                                  $  4,384,886
                                                  ------------
            Industrial Conglomerates - 2.7%
49,099      3M Co.                                $  4,140,028
79,045      Cardiome Pharma Corp.*(b)                  705,081
 6,841      Tyco International, Ltd.                   271,246
                                                  ------------
                                                  $  5,116,355
                                                  ------------
            Industrial Machinery - 0.9%
38,344      Crane Co.                             $  1,644,958
                                                  ------------
            Total Capital Goods                   $ 17,886,697
                                                  ------------
            Transportation - 1.8%
            Air Freight & Couriers - 0.9%
22,546      United Parcel Service, Inc.           $  1,594,453
                                                  ------------
            Railroads - 0.9%
11,022      Burlington Northern, Inc.             $    917,361
19,308      CSX Corp.                                  849,166
                                                  ------------
                                                  $  1,766,527
                                                  ------------
            Total Transportation                  $  3,360,980
                                                  ------------
            Automobiles & Components - 0.3%
            Auto Parts & Equipment - 0.3%
 8,998      BorgWarner, Inc.                      $    435,593
 4,426      Tenneco, Inc.*                             115,386
                                                  ------------
                                                  $    550,979
                                                  ------------
            Total Automobiles & Components        $    550,979
                                                  ------------
            Consumer Durables & Apparel - 1.0%
            Footwear - 1.0%
29,570      Nike, Inc.                            $  1,899,577
                                                  ------------
            Total Consumer Durables & Apparel     $  1,899,577
                                                  ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------

 Shares                                            Value
            Consumer Services - 1.7%
            Restaurants - 1.7%
 41,590     McDonald's Corp.                $  2,450,067
 18,773     Yum! Brands, Inc.                    718,443
                                            ------------
                                            $  3,168,510
                                            ------------
            Total Consumer Services         $  3,168,510
                                            ------------
            Media - 2.8%
            Movies & Entertainment - 2.8%
 97,156     News Corp., Inc.                $  1,990,726
 74,914     The Walt Disney Co.                2,418,224
 21,615     Viacom, Inc. (Class B)*              949,331
                                            ------------
                                            $  5,358,281
                                            ------------
            Total Media                     $  5,358,281
                                            ------------
            Retailing - 2.3%
            Apparel Retail - 1.6%
 20,811     Abercrombie & Fitch Co.         $  1,664,256
 46,664     TJX Companies, Inc.                1,340,657
                                            ------------
                                            $  3,004,913
                                            ------------
            Department Stores - 0.2%
 10,816     J.C. Penney Co., Inc.           $    475,796
                                            ------------
            General Merchandise Stores - 0.5%
 20,796     Target Corp.                    $  1,039,800
                                            ------------
            Total Retailing                 $  4,520,509
                                            ------------
            Food & Drug Retailing - 2.3%
            Drug Retail - 0.9%
 44,315     CVS Corp.                       $  1,761,521
                                            ------------
            Hypermarkets & Supercenters - 1.4%
 54,217     Wal-Mart Stores, Inc.           $  2,576,934
                                            ------------
            Total Food & Drug Retailing     $  4,338,455
                                            ------------
            Food, Beverage & Tobacco - 6.7%
            Soft Drinks - 1.9%
 58,393     Coca-Cola Co.                   $  3,583,578
                                            ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
            Tobacco - 4.8%
48,406      Altria Group, Inc.                         $  3,658,525
41,522      Loews Corp Carolina Group                     3,541,827
27,722      Reynolds American, Inc.                       1,828,543
                                                       ------------
                                                       $  9,028,895
                                                       ------------
            Total Food, Beverage & Tobacco             $ 12,612,473
                                                       ------------
            Household & Personal Products - 0.9%
            Household Products - 0.3%
12,088      Church & Dwight Co., Inc.                  $    653,598
                                                       ------------
            Personal Products - 0.6%
23,677      Estee Lauder Co.                           $  1,032,554
                                                       ------------
            Total Household & Personal Products        $  1,686,152
                                                       ------------
            Health Care Equipment & Services - 4.0%
            Health Care Equipment - 3.2%
28,828      Insulet Corp.*                             $    676,881
51,937      Medtronic, Inc.                               2,610,873
17,875      Stryker Corp.                                 1,335,620
74,857      Thoratec Corp.*                               1,361,649
                                                       ------------
                                                       $  5,985,023
                                                       ------------
            Managed Health Care - 0.8%
18,268      Wellpoint, Inc.*                           $  1,602,652
                                                       ------------
            Total Health Care Equipment & Services     $  7,587,675
                                                       ------------
            Pharmaceuticals & Biotechnology - 7.4%
            Biotechnology - 0.6%
14,320      BioMarin Pharmaceutical, Inc.*             $    506,928
27,440      Cubist Pharmaceuticals, Inc.*(b)                562,794
                                                       ------------
                                                       $  1,069,722
                                                       ------------
            Life Sciences Tools & Services - 0.9%
 9,108      Advanced Magnetics, Inc.*                  $    547,664
19,418      Thermo Fisher Scientific, Inc.*               1,120,030
                                                       ------------
                                                       $  1,667,694
                                                       ------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                        Value
            Pharmaceuticals - 5.9%
 83,449     Bristol-Myers Squibb Co.                    $  2,213,067
 47,605     Eli Lilly & Co.                                2,541,631
 53,100     Merck & Co., Inc.                              3,085,641
 99,556     Schering-Plough Corp.                          2,652,172
 14,790     Teva Pharmaceutical Industries, Ltd.             687,439
                                                        ------------
                                                        $ 11,179,950
                                                        ------------
            Total Pharmaceuticals & Biotechnology       $ 13,917,366
                                                        ------------
            Banks - 2.7%
            Regional Banks - 2.7%
 54,369     PNC Bank Corp.                              $  3,569,325
 30,286     Zions BanCorp.                                 1,414,053
                                                        ------------
                                                        $  4,983,378
                                                        ------------
            Total Banks                                 $  4,983,378
                                                        ------------
            Diversified Financials - 7.6%
            Asset Management & Custody Banks - 4.2%
 39,516     Franklin Resources, Inc.                    $  4,521,816
 70,004     The Bank of New York Mellon Corp.              3,413,395
                                                        ------------
                                                        $  7,935,211
                                                        ------------
            Consumer Finance - 0.3%
 33,555     The First Marblehead Corp. (b)              $    513,392
                                                        ------------
            Investment Banking & Brokerage - 3.1%
 61,866     Investment Technology Group, Inc.           $  2,944,203
 69,529     Lazard, Ltd.                                   2,828,440
                                                        ------------
                                                        $  5,772,643
                                                        ------------
            Total Diversified Financials                $ 14,221,246
                                                        ------------
            Insurance - 5.9%
            Multi-Line Insurance - 2.9%
 32,504     Hartford Financial Services Group, Inc.     $  2,834,024
 50,155     Loews Corp.                                    2,524,803
                                                        ------------
                                                        $  5,358,827
                                                        ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                       Value
             Property & Casualty Insurance - 3.0%
 46,433      Chubb Corp.*                              $  2,534,313
 58,096      The Traveler Companies, Inc.                 3,125,565
                                                       ------------
                                                       $  5,659,878
                                                       ------------
             Total Insurance                           $ 11,018,705
                                                       ------------
             Real Estate - 1.6%
             Retail Real Estate Investment Trusts - 1.1%
 23,052      Simon DeBartolo Group, Inc.               $  2,002,297
                                                       ------------
             Specialized Real Estate Investment Trusts - 0.5%
 20,075      Plum Creek Timber Co., Inc.               $    924,253
                                                       ------------
             Total Real Estate                         $  2,926,550
                                                       ------------
             Software & Services - 6.4%
             Application Software - 0.5%
 25,451      Citrix Systems, Inc.*                     $    967,393
                                                       ------------
             Internet Software & Services - 0.8%
 61,211      Yahoo!, Inc.*                             $  1,423,768
                                                       ------------
             Systems Software - 5.1%
 73,237      Macrovision Corp.*(b)                     $  1,342,434
152,259      Microsoft Corp.                              5,420,420
124,964      Oracle Corp.*                                2,821,687
                                                       ------------
                                                       $  9,584,541
                                                       ------------
             Total Software & Services                 $ 11,975,702
                                                       ------------
             Technology Hardware & Equipment - 7.1%
             Communications Equipment - 4.1%
146,413      Cisco Systems, Inc.*                      $  3,963,400
155,833      Corning, Inc.*                               3,738,434
                                                       ------------
                                                       $  7,701,834
                                                       ------------
             Computer Hardware - 3.0%
 54,879      Hewlett-Packard Co.                       $  2,770,292
154,944      Sun Microsystems, Inc.*                      2,809,135
                                                       ------------
                                                       $  5,579,427
                                                       ------------
             Total Technology Hardware & Equipment     $ 13,281,261
                                                       ------------

 The accompanying notes are an integral part of these financial statements.   21

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
               Semiconductors - 2.6%
               Semiconductor Equipment - 0.8%
   79,714      Applied Materials, Inc.                            $  1,415,721
                                                                  ------------
               Semiconductors - 1.8%
   84,067      Infineon Technologies AG*                          $    996,769
   92,453      Intel Corp.                                           2,464,797
                                                                  ------------
                                                                  $  3,461,566
                                                                  ------------
               Total Semiconductors                               $  4,877,287
                                                                  ------------
               Telecommunication Services - 3.4%
               Alternative Carriers - 0.6%
   61,172      Time Warner Telecommunication, Inc.*               $  1,241,180
                                                                  ------------
               Integrated Telecommunication Services - 2.8%
   99,103      Verizon Communications, Inc.                       $  4,329,810
   68,032      Windstream Corp.                                        885,777
                                                                  ------------
                                                                  $  5,215,587
                                                                  ------------
               Total Telecommunication Services                   $  6,456,767
                                                                  ------------
               Utilities - 3.6%
               Gas Utilities - 0.7%
   24,919      Questar Corp.                                      $  1,348,118
                                                                  ------------
               Independent Power Producer & Energy Traders - 0.5%
   19,378      NRG Energy, Inc.*                                  $    839,843
                                                                  ------------
               Multi-Utilities - 2.4%
   27,734      NSTAR                                              $  1,004,524
   35,448      Public Service Enterprise Group, Inc.                 3,482,411
                                                                  ------------
                                                                  $  4,486,935
                                                                  ------------
               Total Utilities                                    $  6,674,896
                                                                  ------------
               TOTAL COMMON STOCKS
               (Cost $166,803,938)                                $183,283,028
                                                                  ------------
               TEMPORARY CASH INVESTMENTS - 3.6%
               Repurchase Agreement - 1.9%
3,600,000      Lehman Brothers, 0.75%, dated 12/31/07,
               repurchase price of $3,600,000 plus accrued
               interest on 1/2/08 collateralized by $2,754,000
               U.S. Treasury Bill, 3.875%, 1/15/09                $  3,600,000
                                                                  ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                            Value
              Security Lending Collateral - 1.7%
3,184,251     Securities Lending Investment Fund, 5.19%                       $  3,184,251
                                                                              ------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $6,784,251)                                               $  6,784,251
                                                                              ------------
              TOTAL INVESTMENT IN SECURITIES - 101.1%
              (Cost $173,588,189) (a)                                         $190,067,279
                                                                              ------------
              OTHER ASSETS AND LIABILITIES - (1.1)%                           $ (2,068,781)
                                                                              ------------
              TOTAL NET ASSETS - 100.0%                                       $187,998,498
                                                                              ============

*     Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $174,605,538 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $21,952,695
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (6,490,954)
                                                                               -----------
      Net unrealized gain                                                      $15,461,741
                                                                               ===========

(b)   At December 31, 2007, the following securities were out on loan:

      Shares        Security                                                  Market Value
      76,551        Cardiome Pharma Corp.*                                      $  682,835
      23,791        Cubist Pharmaceuticals, Inc.*                                  487,953
      33,219        The First Marblehead Corp.                                     508,251
      72,001        Macrovision Corp.*                                           1,319,778
                                                                                ----------
                    Total                                                       $2,998,817
                                                                                ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $151,957,047 and $155,351,924, respectively.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $2,998,817) (cost $173,588,189)                             $190,067,279
  Cash                                                               862,272
  Foreign currencies, at value (cost $6)                                   6
  Receivables -
    Fund shares sold                                                 180,441
    Dividends, interest and foreign taxes withheld                   210,172
  Other                                                                9,210
                                                                ------------
     Total assets                                               $191,329,380
                                                                ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                     $     59,665
    Upon return of securities loaned                               3,184,251
  Due to affiliates                                                   24,186
  Accrued expenses                                                    62,780
                                                                ------------
     Total liabilities                                          $  3,330,882
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $173,714,473
  Undistributed net investment income                                 23,354
  Accumulated net realized loss on investments and foreign
    currency transactions                                         (2,218,538)
  Net unrealized gain on investments                              16,479,090
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                                    119
                                                                ------------
     Total net assets                                           $187,998,498
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $18,021,825/1,786,296 shares)               $      10.09
                                                                ============
  Class B (based on $13,655,325/1,434,574 shares)               $       9.52
                                                                ============
  Class C (based on $2,944,749/306,591 shares)                  $       9.60
                                                                ============
  Class Y (based on $153,376,599/15,053,228 shares)             $      10.19
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($10.09 [divided by] 94.25%)                          $      10.71
                                                                ============


24  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $11,757)        $3,203,461
  Interest                                                       100,699
  Income from securities loaned, net                              12,854
                                                              ----------
     Total investment income                                                   $ 3,317,014
                                                                               -----------
EXPENSES:
  Management fees                                             $1,218,395
  Transfer agent fees and expenses
   Class A                                                        41,983
   Class B                                                        51,082
   Class C                                                         5,965
   Class Y                                                         1,666
  Distribution fees
   Class A                                                        47,069
   Class B                                                       157,207
   Class C                                                        28,771
  Administrative fees                                             42,175
  Custodian fees                                                  23,896
  Registration fees                                                4,645
  Professional fees                                               54,543
  Printing expense                                                24,906
  Fees and expenses of nonaffiliated trustees                      6,866
  Miscellaneous                                                   18,106
                                                              ----------
     Total expenses                                                            $ 1,727,275
     Less fees paid indirectly                                                      (1,722)
                                                                               -----------
     Net expenses                                                              $ 1,725,553
                                                                               -----------
       Net investment income                                                   $ 1,591,461
                                                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                $8,727,791
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 3,839       $ 8,731,630
                                                              ----------       -----------
  Change in net unrealized gain on:
   Investments                                                $2,687,807
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                   107       $ 2,687,914
                                                              ----------       -----------
  Net gain on investments and foreign currency transactions                    $11,419,544
                                                                               -----------
  Net increase in net assets resulting from operations                         $13,011,005
                                                                               ===========


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                            Year Ended       Year Ended
                                                             12/31/07         12/31/06
FROM OPERATIONS:
Net investment income                                     $   1,591,461    $   1,010,654
Net realized gain on investments and foreign currency
  transactions                                                8,731,630       23,047,657
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                           2,687,914       (6,852,920)
                                                          -------------    -------------
    Net increase in net assets resulting
     from operations                                      $  13,011,005    $  17,205,391
                                                          -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.05 and $0.05 per share, respectively)     $     (92,166)   $     (87,470)
    Class B ($0.00 and $0.01 per share, respectively)                 -          (19,698)
    Class Y ($0.10 and $0.07 per share, respectively)        (1,520,344)        (855,524)
Net realized gain:
    Class A ($1.90 and $0.00 per share, respectively)        (2,874,838)               -
    Class B ($1.90 and $0.00 per share, respectively)        (2,427,122)               -
    Class C ($1.90 and $0.00 per share, respectively)          (488,496)               -
    Class Y ($1.90 and $0.00 per share, respectively)       (24,013,477)               -
                                                          -------------    -------------
     Total distributions to shareowners                   $ (31,416,443)   $    (962,692)
                                                          -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  25,025,143    $  56,109,067
Shares issued in reorganization                                       -       76,936,238
Reinvestment of distributions                                29,211,100          825,047
Cost of shares repurchased                                  (26,778,434)     (45,413,939)
                                                          -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                              $  27,457,809    $  88,456,413
                                                          -------------    -------------
    Net increase in net assets                            $   9,052,371    $ 104,699,112
NET ASSETS:
Beginning of year                                           178,946,127       74,247,015
                                                          -------------    -------------
End of year                                               $ 187,998,498    $ 178,946,127
                                                          =============    =============
Undistributed net investment income                       $      23,354    $      41,992
                                                          =============    =============


26  The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount      '06 Shares      '06 Amount
CLASS A
Shares sold                           233,391     $  2,689,363        160,062     $  1,725,277
Shares issued in
  reorganization                            -                -      1,256,040       13,791,307
Reinvestment of distributions         254,473        2,616,092          6,824           77,131
Less shares repurchased              (408,318)      (4,805,042)      (484,182)      (5,306,624)
                                   ----------     ------------     ----------     ------------
    Net increase                       79,546     $    500,413        938,744     $ 10,287,091
                                   ==========     ============     ==========     ============
CLASS B
Shares sold                            68,028     $    751,602         79,164     $    781,237
Shares issued in
  reorganization                            -                -      1,064,712       11,147,530
Reinvestment of distributions         198,389        1,918,440          1,474           15,915
Less shares repurchased              (395,294)      (4,382,419)      (181,099)      (1,829,030)
                                   ----------     ------------     ----------     ------------
    Net increase (decrease)          (128,877)    $ (1,712,377)       964,251     $ 10,115,652
                                   ==========     ============     ==========     ============
CLASS C
Shares sold                            61,027     $    668,306         15,168     $    153,521
Shares issued in
  reorganization                            -                -          5,989           63,060
Reinvestment of distributions          34,676          338,090              -                -
Less shares repurchased               (40,605)        (456,708)       (86,870)        (865,696)
                                   ----------     ------------     ----------     ------------
    Net increase (decrease)            55,098     $    549,688        (65,713)    $   (649,115)
                                   ==========     ============     ==========     ============
CLASS Y
Shares sold                         1,768,314     $ 20,915,872      5,051,327     $ 53,449,032
Shares issued in
  reorganization                            -                -      4,691,449       51,934,341
Reinvestment of distributions       2,335,944       24,338,478         64,323          732,001
Less shares repurchased            (1,451,009)     (17,134,265)    (3,292,266)     (37,412,589)
                                   ----------     ------------     ----------     ------------
    Net increase                    2,653,249     $ 28,120,085      6,514,833     $ 68,702,785
                                   ==========     ============     ==========     ============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year        Year        Year         Year          Year
                                                                 Ended       Ended        Ended        Ended        Ended
                                                                12/31/07    12/31/06    12/31/05     12/31/04    12/31/03 (a)
CLASS A
Net asset value, beginning of period                            $ 11.23     $  9.80     $  9.17      $  8.30       $  6.66
                                                                -------     -------     -------      -------       -------
Increase from investment operations:
 Net investment income                                          $  0.06     $  0.04     $  0.04      $  0.07       $  0.02
 Net realized and unrealized gain on investments and foreign
  currency transactions                                            0.75        1.44        0.62         0.87          1.62
                                                                -------     -------     -------      -------       -------
  Net increase from investment operations                       $  0.81     $  1.48     $  0.66      $  0.94       $  1.64
Distributions to shareowners:
 Net investment income                                            (0.05)      (0.05)      (0.03)       (0.07)            -
 Net realized gain                                                (1.90)          -           -            -             -
                                                                -------     -------     -------      -------       -------
Net increase (decrease) in net asset value                      $ (1.14)    $  1.43     $  0.63      $  0.87       $  1.64
                                                                -------     -------     -------      -------       -------
Net asset value, end of period                                  $ 10.09     $ 11.23     $  9.80      $  9.17       $  8.30
                                                                =======     =======     =======      =======       =======
Total return*                                                      6.98%      15.11%       7.20%       11.38%        24.62%
Ratio of net expenses to average net assets+                       1.21%       1.26%       1.25%        1.16%         1.40%
Ratio of net investment income to average net assets+              0.56%       0.79%       0.44%        0.79%         0.21%
Portfolio turnover rate                                              82%        184%         89%         106%           74%
Net assets, end of period (in thousands)                        $18,022     $19,168     $ 7,526      $ 8,096       $ 8,244
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.21%       1.43%       1.81%        2.20%         1.96%
 Net investment income (loss)                                      0.56%       0.62%      (0.12)%      (0.25)%       (0.35)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.20%       1.25%       1.25%        1.16%         1.40%
 Net investment income                                             0.56%       0.80%       0.44%        0.79%         0.21%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year         Year       Year          Year            Year
                                                                  Ended        Ended      Ended        Ended           Ended
                                                                12/31/07     12/31/06   12/31/05      12/31/04      12/31/03 (a)
CLASS B
Net asset value, beginning of period                            $ 10.73      $  9.42    $  8.87      $   8.03         $  6.50
                                                                -------      -------    -------      --------         -------
Increase from investment operations:
 Net investment loss                                            $ (0.03)     $ (0.01)   $ (0.05)     $  (0.00)(b)     $ (0.04)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                            0.72         1.33       0.60          0.84            1.57
                                                                -------      -------    -------      --------         -------
  Net increase from investment operations                       $  0.69      $  1.32    $  0.55      $   0.84         $  1.53
Distributions to shareowners:
 Net investment income                                                -        (0.01)         -         (0.00)(b)           -
 Net realized gain                                                (1.90)           -          -             -               -
                                                                -------      -------    -------      --------         -------
Net increase (decrease) in net asset value                      $ (1.21)     $  1.31    $  0.55      $   0.84         $  1.53
                                                                -------      -------    -------      --------         -------
Net asset value, end of period                                  $  9.52      $ 10.73    $  9.42      $   8.87         $  8.03
                                                                =======      =======    =======      ========         =======
Total return*                                                      6.14%       14.04%      6.20%        10.51%          23.54%
Ratio of net expenses to average net assets+                       2.07%        2.15%      2.15%         1.95%           2.20%
Ratio of net investment loss to average net assets+               (0.30)%      (0.11)%    (0.46)%        0.00%(b)       (0.59)%
Portfolio turnover rate                                              82%         184%        89%          106%             74%
Net assets, end of period (in thousands)                        $13,655      $16,779    $ 5,647      $  6,972         $ 7,532
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.07%        2.18%      2.69%         2.98%           2.76%
 Net investment loss                                              (0.30)%      (0.14)%    (1.00)%       (1.03)%         (1.15)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.07%        2.15%      2.15%         1.95%           2.20%
 Net investment loss                                              (0.30)%      (0.11)%    (0.46)%        0.00%(b)       (0.59)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Year         Year         Year          Year            Year
                                                                  Ended        Ended        Ended        Ended           Ended
                                                                12/31/07     12/31/06     12/31/05      12/31/04      12/31/03 (a)
CLASS C
Net asset value, beginning of period                            $ 10.80       $  9.47      $  8.92      $   8.07         $  6.53
                                                                -------       -------      -------      --------         -------
Increase from investment operations:
 Net investment loss                                            $ (0.02)      $ (0.03)     $ (0.05)     $  (0.00)(b)     $ (0.04)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                            0.72          1.36         0.60          0.85            1.58
                                                                -------       -------      -------      --------         -------
  Net increase from investment operations                       $  0.70       $  1.33      $  0.55      $   0.85         $  1.54
Distributions to shareowners:
 Net investment income                                                -             -            -          0.00(b)            -
 Net realized gain                                                (1.90)            -            -             -               -
                                                                -------       -------      -------      --------         -------
Net increase (decrease) in net asset value                      $ (1.20)      $  1.33      $  0.55      $   0.85         $  1.54
                                                                -------       -------      -------      --------         -------
Net asset value, end of period                                  $  9.60       $ 10.80      $  9.47      $   8.92         $  8.07
                                                                =======       =======      =======      ========         =======
Total return*                                                      6.20%        14.04%        6.17%        10.60%          23.58%
Ratio of net expenses to average net assets+                       1.95%         2.16%        2.15%         1.92%           2.14%
Ratio of net investment loss to average net assets+               (0.18)%       (0.28)%      (0.46)%        0.00%(b)       (0.53)%
Portfolio turnover rate                                              82%          184%          89%          106%             74%
Net assets, end of period (in thousands)                        $ 2,945       $ 2,716      $ 3,005      $  3,572         $ 3,989
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.95%         2.23%        2.62%         2.94%           2.70%
 Net investment loss                                              (0.18)%       (0.35)%      (0.93)%       (1.02%)         (1.09%)
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.94%         2.15%        2.15%         1.92%           2.14%
 Net investment loss                                              (0.17)%       (0.27)%      (0.46)%        0.00%(b)       (0.53)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        Year       Year       Year     8/11/04(a)
                                                                                        Ended      Ended     Ended         to
                                                                                      12/31/07   12/31/06   12/31/05    12/31/04
CLASS Y
Net asset value, beginning of period                                                  $  11.31   $   9.87   $  9.21    $    8.01
                                                                                      --------   --------   -------    ---------
Increase from investment operations:
 Net investment income                                                                $   0.10   $   0.08   $  0.03    $    0.03
 Net realized and unrealized gain on investments and foreign currency transactions        0.78       1.43      0.65         1.21
                                                                                      --------   --------   -------    ---------
  Net increase from investment operations                                             $   0.88   $   1.51   $  0.68    $    1.24
Distributions to shareowners:
 Net investment income                                                                   (0.10)     (0.07)    (0.02)       (0.04)
 Net realized gain                                                                       (1.90)         -         -            -
                                                                                      --------   --------   -------    ---------
Net increase (decrease) in net asset value                                            $  (1.12)  $   1.44   $  0.66    $    1.20
                                                                                      --------   --------   -------    ---------
Net asset value, end of period                                                        $  10.19   $  11.31   $  9.87    $    9.21
                                                                                      ========   ========   =======    =========
Total return*                                                                             7.56%     15.29%     7.35%       15.51%(b)
Ratio of net expenses to average net assets+                                              0.74%      0.94%     1.12%        1.01%**
Ratio of net investment income to average net assets+                                     1.03%      1.06%     0.76%        2.14%**
Portfolio turnover rate                                                                     82%       184%       89%         106%
Net assets, end of period (in thousands)                                              $153,377   $140,283   $58,070    $   2,374
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                             0.74%      0.94%     1.18%        2.28%**
 Net investment income                                                                    1.03%      1.06%     0.69%        0.86%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                             0.74%      0.94%     1.12%        1.01%**
 Net investment income                                                                    1.03%      1.06%     0.75%        2.14%**

(a) Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(b) Not Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost, which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2007, the Fund has reclassified $2,411 to increase undistributed net investment income and $2,411 to increase accumulated net realized loss on investments and foreign currency transactions. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The Fund has elected to defer $1,201,195 of capital losses recognized between November 1, 2007 and December 31, 2007, to its fiscal year ending December 31, 2008.

    The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                  2007                 2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                            $ 5,596,929           $962,692
  Long-term capital gain                      25,819,514                  -
                                             -----------           --------
    Total                                    $31,416,443           $962,692
                                             ===========           ========
--------------------------------------------------------------------------------

    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2007.

--------------------------------------------------------------------------------
                                                                      2007
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $    23,354
  Post-October loss deferred                                     (1,201,195)
  Unrealized appreciation                                        15,461,866
                                                                -----------
    Total                                                       $14,284,025
                                                                ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $2,621 in underwriting commissions on the sale of Class A shares during the year ended
    December 31, 2007.

F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

    calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note
    4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral, which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. Prior to November 10, 2006, the Fund's management fee was 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended December 31, 2007, the net management fee was equivalent to 0.65%.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2009 for Class A shares and through May 1, 2008 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $10,465 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $12,006 in transfer agent fees payable to PIMSS at December 31, 2007.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

4.  Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expense in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,715 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, CDSCs in the amount of $33,876 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $1,722 under such arrangements.

6.  Forward Foreign Currency Contracts

At December 31, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

into an offsetting hedge contract. At December 31, 2007, the Fund had no outstanding portfolio or settlement hedges.

7.  New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

8.  Merger Information

On October 16, 2006, beneficial owners of Pioneer Focused Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 10, 2006 ("Closing Date"), by exchanging all of Pioneer Focused Equity Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer Research Fund's shares, based on Pioneer Research Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                              Pioneer            Pioneer Focused            Pioneer
                           Research Fund           Equity Fund           Research Fund
                       (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
------------------------------------------------------------------------------------------
Net Assets
Class A                    $  8,282,596            $13,791,307           $ 22,073,903
Class B                    $  5,736,389            $11,147,530           $ 16,883,919
Class C                    $  2,594,304            $    63,060           $  2,657,364
Class Y                    $105,333,903            $51,934,341           $157,268,244
                           ------------            -----------           ------------
Total Net Assets           $121,947,192            $76,936,238           $198,883,430
Shares
 Outstanding
Class A                         763,509                922,570              2,019,549
Class B                         547,869                777,597              1,612,580
Class C                         246,481                  4,413                252,470
Class Y                       9,513,042              3,458,661             14,204,490
Shares Issued
 in Reorganization
Class A                                                                     1,256,040
Class B                                                                     1,064,712
Class C                                                                         5,989
Class Y                                                                     4,691,449
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                       Unrealized         Accumulated
                                                    Appreciation On         Loss On
                                                      Closing Date        Closing Date
------------------------------------------------------------------------------------------
Pioneer Focused Equity Fund                          $17,506,763           $(24,979)
------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 0% and 71.41%, respectively.

Pioneer Research Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Research Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Research Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Research Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Research Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for

Pioneer Research Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Research Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 77 Pioneer Funds, Mr. West serves as Trustee of 33 of the 77 Pioneer Funds, and Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Research Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1999.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal.











--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal.



--------------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
----------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc., Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
----------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

Pioneer Research Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held   Length of Service
Name and Age                With the Fund    and Term of Office
David R. Bock (64)          Trustee          Trustee since 2005.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.



--------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee          Trustee since 1999.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.












--------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee          Trustee since 1999.
                                             Serves until a succes-
                                             sor trustee is elected
                                             or earlier retirement or
                                             removal.
--------------------------------------------------------------------------------


                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company)             Social Investment
                            (2004 - present); Partner, Federal City Capital Advisors        Company (privately-held
                            (boutique merchant bank) (1997 to 2004); and Executive          affordable housing
                            Vice President and Chief Financial Officer, Pedestal Inc.       finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company); Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University


------------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Positions Held  Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
---------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 1999.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
---------------------------------------------------------------------
Stephen K. West (79)       Trustee         Trustee since 1999.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
---------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 1999.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
---------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)

------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)

------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)       Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
                                                                                         Helvetia Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)

------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private investment      None
                           firm)



------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2000. Serves at
                                                   the discretion of the
                                                   Board


------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board

------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board

------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
--------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
--------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held         Length of Service
Name and Age                  With the Fund          and Term of Office
Katherine Kim Sullivan (34)   Assistant Treasurer    Since 2003. Serves at
                                                     the discretion of the
                                                     Board




-------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Of-   Since January 2007.
                              ficer                  Serves at the discre-
                                                     tion of the Board



-------------------------------------------------------------------------------

Pioneer Research Fund
                                                                                        Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years               by this Officer
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,            None
                              Administration and Controllership Services since June
                              2003 and Assistant Treasurer of all of the Pioneer Funds
                              since September 2003; Assistant Vice President - Mutual
                              Fund Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management)
----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006   None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
----------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                 www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non routine filings of its Form
N-1A, totaled approximately $28,715 in 2007 and $27,610 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.